ORGANIZATION - Financial information of the consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 2,661,321		¥ 1,372,481	¥ 2,710,349	$ 385,855
Restricted cash	327,673		327,767	270,450	47,508
Prepaid expenses and other current assets	2,147,500		2,049,911		311,361
Amounts due from related parties	152,089		167,967		22,051
Total current assets	7,052,276		5,324,123		1,022,486
Non-current assets:
Property and equipment, net	11,964,498		10,092,419		1,734,689
Intangible assets, net	1,497,131		900,335	1,552,460	217,064	$ 2,282,473
Land use rights, net	576,020		337,235		83,515
Operating lease right-of-use assets, net	3,503,925		2,869,338		508,021
Goodwill	1,364,191		1,339,657	994,993	197,789	$ 194,232
Restricted cash	500		8,225	135,638	72
Deferred tax assets, net	196,098		168,002		28,432
Other non-current assets	551,572		1,957,462		79,970
Long-term investments, net	242,194		98,243		35,115
Total non-current assets	19,896,129		17,770,916		2,884,667
Total assets	26,948,405		23,095,039		3,907,153
Current liabilities:
Accounts payable and notes payable	713,628		493,506		103,466
Accrued expenses and other payables	2,410,479		2,298,089		349,487
Advance from customers	1,157,963		1,041,902		167,889
Deferred revenue	95,078		55,695		13,785
Income tax payable	42,017		43,770		6,092
Amounts due to related parties	6,928		8,772		1,004
Current portion of finance lease liabilities	206,260		244,032		29,905
Current portion of long-term borrowings	289,941		230,805		42,037
Current portion of deferred government grant	3,646		2,074		529
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	674,288		607,997		97,763
Total current liabilities	6,332,085		5,179,995		918,066
Non-current liabilities:
Non-current portion of finance lease liabilities	1,047,640		1,119,751		151,894
Unrecognized tax benefits	87,174		77,573		12,639
Deferred tax liabilities	682,580		348,404		98,965
Non-current portion of deferred government grant	2,672		2,294		387
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	2,905,283		2,284,055		421,226
Total non-current liabilities	13,634,464		10,314,043		1,976,812
Total liabilities	19,966,549		15,494,038		2,894,878
Net profit (loss)	(761,994)	$ (110,480)	515,101	(2,680,259)
Net cash generated from operating activities	2,440,214	353,797	1,387,922	714,243
Net cash (used in) generated from investing activities	(3,559,252)	(516,043)	(3,772,613)	(3,889,174)
Net cash generated from financing activities	2,298,080	333,191	967,577	4,163,255
Net increase (decrease) in cash and cash equivalents and restricted cash	1,281,021	185,730	(1,407,964)	759,260
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	1,428,768		660,234		207,152
Restricted cash	301,825		317,199		43,761
Accounts receivable (net of allowance for doubtful debt of RMB82,654 and RMB100,797 (US$14,614) as of December 31, 2021 and 2022, respectively)	1,400,546		1,139,372		203,060
Prepaid expenses and other current assets	1,976,164		1,781,456		286,517
Amounts due from related parties	13,942		29,812		2,021
Total current assets	5,121,245		3,928,073		742,511
Non-current assets:
Property and equipment, net	7,495,362		6,754,511		1,086,725
Intangible assets, net	475,652		382,173		68,963
Land use rights, net	44,233		45,476		6,413
Operating lease right-of-use assets, net	3,452,533		2,666,182		500,570
Goodwill	332,645		308,110		48,229
Restricted cash			7,825
Deferred tax assets, net	153,676		136,903		22,281
Other non-current assets	165,570		612,198		24,005
Long-term investments, net	82,744		133,280		11,997
Total non-current assets	12,202,415		11,046,658		1,769,183
Total assets	17,323,660		14,974,731		2,511,694
Current liabilities:
Accounts payable and notes payable	483,030		352,478		70,033
Accrued expenses and other payables	1,488,031		1,342,886		215,742
Advance from customers	1,157,963		1,041,902		167,889
Deferred revenue	84,775		49,055		12,291
Income tax payable	25,188		20,972		3,652
Amounts due to inter-companies, net	6,071,651		5,203,974		880,307
Amounts due to related parties	6,928		8,007		1,004
Current portion of finance lease liabilities	165,221		200,961		23,955
Current portion of long-term borrowings	417,442		350,609		60,523
Current portion of deferred government grant	3,646		2,074		529
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	655,663		579,391		95,062
Total current liabilities	10,559,538		9,152,309		1,530,987
Non-current liabilities:
Amounts due to inter-companies, net	1,020,972		1,020,972		148,027
Long-term borrowings	1,861,545		1,480,709		269,899
Non-current portion of finance lease liabilities	615,309		704,255		89,211
Unrecognized tax benefits	86,799		77,192		12,585
Deferred tax liabilities	149,475		132,370		21,672
Non-current portion of deferred government grant	2,726		2,294		395
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	2,872,323		2,114,309		416,448
Total non-current liabilities	6,609,149		5,532,101		958,237
Total liabilities	17,168,687		14,684,410		$ 2,489,224
Net revenues	5,944,519	861,874	5,145,110	3,885,141
Net profit (loss)	(66,764)	(9,680)	92,594	73,748
Net cash generated from operating activities	1,351,179	195,902	866,712	748,418
Net cash (used in) generated from investing activities	(1,849,339)	(268,129)	(2,695,707)	(1,943,358)
Net cash generated from financing activities	1,243,495	180,290	1,788,528	1,302,082
Net increase (decrease) in cash and cash equivalents and restricted cash	¥ 745,335	$ 108,063	¥ (40,467)	¥ 107,142